Document and Entity Information	Apr. 30, 2019
Prospectus:
Document Type	497
Document Period End Date	Apr. 30, 2019
Registrant Name	SEASONS SERIES TRUST
Central Index Key	0001003239
Amendment Flag	false
Document Creation Date	Apr. 30, 2019
Document Effective Date	Apr. 30, 2019
Prospectus Date	Jul. 27, 2018